BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Short-term loans	$ 11,973	$ 21,676
Long-term, Current portion	38,337	35,537
Long-term, Non-current portion	211,723	212,970
Total borrowings	262,033	270,183
Long-term loans	250,060	248,507
Benchmark rate used for long-term loans	People's Bank of China	People's Bank of China
Weighted average interest rate on the long-term loans (as a percent)	6.88%	6.96%
Long-term loans guarantee by the third parties	6,069	17,278
Long-term loans guarantee by the related parties	39,446	10,978
Long-term loans secured by a pledge of property, plant, and equipment	224,310	237,752
Long-term loans secured by a pledge of proceeds from future electricity sales	172,838	171,740
Maturities of long-term loans
2014	38,337
2015	33,835
2016	34,071
2017	33,026
2018	27,532
Thereafter	83,259
Total	250,060	248,507
Property, plant and equipment
Borrowings
Value of pledged property, plant and equipment	567,035	564,563
Guangsha Construction Group Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	6,069	10,119
Fujian Taiyu Investment (Group) Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties		7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.
Borrowings
Long-term loans guarantee by the related parties	3,936	4,455
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.
Borrowings
Long-term loans guarantee by the related parties		6,523
Sanming Youxin Electricity Co., Ltd.
Borrowings
Long-term loans guarantee by the related parties	35,510
Wuliting
Borrowings
Long-term loans secured by a pledge of equity interest	20,502	20,683
Wangkeng | Industrial Bank of Fujian | Fujian Huabang
Borrowings
Short-term loans	3,773
Annual interest rate on short-term loans (as a percent)	8.40%
Liyuan
Borrowings
Long-term loans secured by a pledge of equity interest	4,277	6,431
Dazhaihe
Borrowings
Long-term loans secured by a pledge of equity interest	3,936
Secured
Borrowings
Short-term loans	11,973	21,676
Long-term, Current portion	38,337	35,537
Long-term, Non-current portion	211,723	212,970
Secured | Jinling
Borrowings
Short-term loans		5,823
Secured | Jinling | Agricultural Bank of China | Property, plant and equipment
Borrowings
Short-term loans	3,280	3,437
Annual interest rate on short-term loans (as a percent)	8.40%
Secured | Jinling | Agricultural Bank of China | Wangkeng
Borrowings
Short-term loans		2,386
Secured | Jinling | Agricultural Bank of China | Minimum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)		7.80%
Secured | Jinling | Agricultural Bank of China | Minimum | Wangkeng
Borrowings
Annual interest rate on short-term loans (as a percent)		7.20%
Secured | Jinling | Agricultural Bank of China | Maximum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)		8.528%
Secured | Jinling | Agricultural Bank of China | Maximum | Wangkeng
Borrowings
Annual interest rate on short-term loans (as a percent)		7.80%
Secured | Wuliting | Zhejiang Chouzhou Commercial Bank | Yingchuan | Property, plant and equipment, and management rights
Borrowings
Short-term loans	3,280
Annual interest rate on short-term loans (as a percent)	10.80%
Secured | Yingchuan | Shanghai Pudong Development Bank | Wuliting
Borrowings
Short-term loans		795
Annual interest rate on short-term loans (as a percent)		9.60%
Secured | Ruiyang
Borrowings
Short-term loans		4,773
Secured | Ruiyang | Shanghai Pudong Development Bank | Yingchuan | Property, plant and equipment of Zhougongyuan
Borrowings
Short-term loans		1,591
Annual interest rate on short-term loans (as a percent)		15.00%
Secured | Ruiyang | Shanghai Pudong Development Bank | Wuliting | Property, plant and equipment of Jiulongshan
Borrowings
Short-term loans		3,182
Annual interest rate on short-term loans (as a percent)		18.00%
Secured | Binglangjiang | Agricultural Bank of China | Property, plant and equipment
Borrowings
Short-term loans	1,640
Annual interest rate on short-term loans (as a percent)	7.80%
Secured | Binglangjiang | China Construction Bank | Proceeds from future electricity sales
Borrowings
Short-term loans		1,101
Annual interest rate on short-term loans (as a percent)		7.00%
Secured | Zhougongyuan | Shanghai Pudong Development Bank | Certificate of deposit
Borrowings
Short-term loans		2,243
Annual interest rate on short-term loans (as a percent)		5.40%
Secured | Hengda | Agricultural Bank of China | Note receivable
Borrowings
Short-term loans		623
Annual interest rate on short-term loans (as a percent)		6.29%
Face amount of notes receivable		636
Secured | Wangkeng | Industrial Bank of Fujian | Yuanping
Borrowings
Short-term loans		3,818
Annual interest rate on short-term loans (as a percent)		8.70%
Secured | CHC HK | Agricultural Bank of China | Certificate of deposit of Fujian Huabang
Borrowings
Short-term loans		$ 2,500
Annual interest rate on short-term loans (as a percent)		4.64%